Schedule of Investments
July 31, 2025 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Common Stock (98.1%)
Communication Services (8.4%)
Alphabet, Cl A	74,400	$14,277
AT&T	697,500	19,118
Comcast, Cl A	593,000	19,705
Fox	203,000	11,319
Meta Platforms, Cl A	6,000	4,641
Nexstar Media Group, Cl A	27,100	5,071
Playtika Holding	338,246	1,507
Sirius XM Holdings	193,200	4,080
TEGNA	206,400	3,447
Verizon Communications	435,600	18,626
		101,791

Consumer Discretionary (10.0%)
Academy Sports & Outdoors	86,600	4,399
ADT	503,400	4,203
Adtalem Global Education*	30,900	3,531
Autoliv	36,100	4,027
BorgWarner	203,800	7,500
Dick's Sporting Goods	20,100	4,251
eBay	190,700	17,496
Expedia Group	25,100	4,524
Ford Motor	476,300	5,273
General Motors	249,500	13,308
Group 1 Automotive	8,700	3,586
H&R Block	110,700	6,016
Harley-Davidson	188,800	4,594
Macy's	198,700	2,510
MGM Resorts International*	106,200	3,871
PulteGroup	119,800	13,527
PVH	57,300	4,207
Tri Pointe Homes*	241,100	7,426
Upbound Group, Cl A	134,100	2,767
Whirlpool	38,300	3,180
		120,196

Consumer Staples (8.4%)
Albertsons, Cl A	311,100	5,979
Altria Group	257,000	15,919
Bunge Global	86,200	6,875
Campbell Soup	208,200	6,646
Conagra Brands	126,800	2,315
Edgewell Personal Care	130,600	3,295
Energizer Holdings	166,400	3,747
General Mills	135,100	6,617
Ingredion	79,200	10,418
Kraft Heinz	410,800	11,281
Kroger	225,700	15,822
Molson Coors Beverage, Cl B	204,300	9,953
PriceSmart	34,600	3,720
		102,587

LSV Value Equity Fund
	Shares	Value (000)
Energy (5.4%)
APA	185,700	$3,582
ConocoPhillips	74,179	7,072
EOG Resources	33,370	4,005
ExxonMobil	124,500	13,900
Halliburton	264,900	5,934
HF Sinclair	112,900	4,961
Marathon Petroleum	63,800	10,858
Murphy Oil	135,800	3,369
Phillips 66	28,600	3,534
Valero Energy	57,500	7,895
		65,110

Financials (22.6%)
Ally Financial	148,800	5,632
American International Group	133,100	10,333
Ameriprise Financial	6,200	3,213
Bank of America	170,000	8,036
Bank of New York Mellon	210,100	21,314
Blue Owl Capital	276,600	3,950
Citigroup	300,500	28,157
Citizens Financial Group	223,100	10,646
CNO Financial Group	188,600	6,948
Corebridge Financial	249,300	8,865
Everest Group	24,100	8,093
First Horizon	542,100	11,823
Goldman Sachs Group	11,700	8,466
Hartford Financial Services Group	107,600	13,383
Jackson Financial, Cl A	43,300	3,791
Lincoln National	102,200	3,895
MetLife	61,800	4,694
MGIC Investment	374,900	9,710
Old Republic International	93,000	3,364
PayPal Holdings*	199,600	13,724
Popular	31,000	3,552
Radian Group	256,700	8,371
Regions Financial	336,800	8,531
State Street	165,000	18,439
Victory Capital Holdings, Cl A	104,700	7,215
Voya Financial	65,500	4,585
Wells Fargo	281,600	22,706
Western Union	577,400	4,648
Zions Bancorp	104,000	5,576
		271,660

Health Care (13.6%)
Baxter International	137,100	2,984
BioMarin Pharmaceutical*	52,800	3,054
Bristol-Myers Squibb	323,400	14,006
Cardinal Health	23,800	3,694
Centene*	186,000	4,849
Cigna Group	33,100	8,850
CVS Health	198,700	12,339

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Health Care (continued)
DaVita*	28,300	$3,972
Exelixis*	165,900	6,009
Gilead Sciences	154,300	17,327
HCA Healthcare	28,400	10,053
Incyte*	122,300	9,159
Jazz Pharmaceuticals*	64,400	7,382
Johnson & Johnson	112,500	18,533
Merck	189,500	14,804
Organon	257,700	2,500
Pfizer	418,400	9,745
United Therapeutics*	31,900	8,763
Universal Health Services, Cl B	29,400	4,894
Viatris, Cl W	367,500	3,212
Zimmer Biomet Holdings	16	1
		166,130

Industrials (11.3%)
AGCO	39,100	4,613
Allison Transmission Holdings	121,700	10,962
American Airlines Group*	123,000	1,413
Brink's	44,100	3,852
CNH Industrial	487,600	6,319
CSG Systems International	90,300	5,640
Cummins	31,100	11,432
Delta Air Lines	104,800	5,576
FedEx	48,600	10,862
Huntington Ingalls Industries	11,100	3,095
Lockheed Martin	28,100	11,830
Mueller Industries	79,400	6,778
Oshkosh	32,700	4,138
Owens Corning	57,210	7,977
Ryder System	73,300	13,026
Science Applications International	38,400	4,281
Snap-on	11,000	3,533
Textron	172,910	13,447
United Airlines Holdings*	75,700	6,686
		135,460

Information Technology (12.9%)
ACM Research, Cl A*	52,490	1,594
Amdocs	103,000	8,792
Amkor Technology	170,400	3,844
Applied Materials	24,800	4,465
Arrow Electronics*	75,800	8,792
Cirrus Logic*	52,600	5,297
Cisco Systems	282,400	19,227
Dell Technologies, Cl C	108,600	14,410
Dropbox, Cl A*	260,100	7,067
DXC Technology*	116,400	1,584
Flex*	239,100	11,924
Gen Digital	286,100	8,437

LSV Value Equity Fund
	Shares	Value (000)
Information Technology (continued)
Hewlett Packard Enterprise	511,000	$10,573
HP	464,000	11,507
Jabil	32,200	7,186
QUALCOMM	86,800	12,740
Sandisk*	25,766	1,106
Skyworks Solutions	47,900	3,283
TD SYNNEX	45,070	6,508
Western Digital	77,300	6,083
		154,419

Materials (2.6%)
CF Industries Holdings	38,500	3,574
Graphic Packaging Holding	173,800	3,886
NewMarket	7,300	5,015
Newmont	141,800	8,806
Steel Dynamics	80,900	10,320
		31,601

Real Estate (1.1%)
Highwoods Properties‡	140,300	4,070
Host Hotels & Resorts‡	471,700	7,415
Piedmont Office Realty Trust, Cl A‡	201,400	1,524
		13,009

Utilities (1.8%)
Eversource Energy	77,850	5,146
NRG Energy	34,500	5,768
UGI	306,300	11,082
		21,996

TOTAL COMMON STOCK
(Cost $990,595)		1,183,959

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.6%)
South Street Securities
4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $19,804 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $5,484, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $20,197)	$19,801	$19,801

TOTAL REPURCHASE AGREEMENT
(Cost $19,801)		19,801

Total Investments – 99.7%
(Cost $1,010,396)		$1,203,760

Percentages are based on Net Assets of $1,206,652 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4400

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